Supplemental guarantor consolidated statement of cash flows (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Condensed Cash Flow Statements Captions [Line Items]
Net cash flow from / (used in) operating activities	$ (19,110)	$ 16,639
Cash flow from / (used in) investing activities
Disposal of subsidiaries, associates and intangible assets	35	911
Purchase of property, equipment and software	(669)	(695)
Disposal of property, equipment and software	0	3
Purchase of financial assets measured at fair value through other comprehensive income	(2,444)	(2,821)
Disposal and redemption of financial assets measured at fair value through other comprehensive income	2,468	2,291
Purchase of debt securities measured at amortized cost	(7,541)	(8,167)
Disposal and redemption of debt securities measured at amortized cost	4,659	3,914
Net cash flow from / (used in) investing activities	(3,492)	(4,565)
Cash flow from / (used in) financing activities
Net issuance (repayment) of short-term debt measured at amortized cost	5,555	(10,440)
Distributions paid on UBS shares	(6,000)	(4,200)
Issuance of debt designated at fair value and long-term debt measured at amortized cost	51,141	48,856
Repayment of debt designated at fair value and long-term debt measured at amortized cost	(44,091)	(36,309)
Net cash flows from other financing activities	(242)	(341)
Net activity related to group internal capital transactions and dividends	0	0
Net cash flow from / (used in) financing activities	6,362	(2,433)
Total cash flow
Cash and cash equivalents at the beginning of the year	180,959	207,748	$ 195,200	$ 207,755
Net cash flow from / (used in) operating, investing and financing activities	(16,239)	9,642
Effects of exchange rate differences on cash and cash equivalents	1,999	(9,648)
Cash and cash equivalents at the end of the period	180,959	207,748
Net cash flow from / (used in) operating activities includes:
of which: cash and balances at central banks	159,343	190,244
of which: loans and advances to banks	12,189	15,625
of which: money market paper	9,428	1,880
Restricted cash and cash equivalents	3,073	4,434
UBS AG (standalone) | Reportable legal entities
Condensed Cash Flow Statements Captions [Line Items]
Net cash flow from / (used in) operating activities	(17,054)	13,625
Cash flow from / (used in) investing activities
Disposal of subsidiaries, associates and intangible assets	35	31
Purchase of property, equipment and software	(220)	(276)
Disposal of property, equipment and software		3
Purchase of financial assets measured at fair value through other comprehensive income	(2,392)	(2,275)
Disposal and redemption of financial assets measured at fair value through other comprehensive income	2,408	1,498
Purchase of debt securities measured at amortized cost	(5,005)	(5,879)
Disposal and redemption of debt securities measured at amortized cost	1,141	2,160
Net cash flow from / (used in) investing activities	(4,033)	(4,738)
Cash flow from / (used in) financing activities
Net issuance (repayment) of short-term debt measured at amortized cost	5,519	(10,421)
Distributions paid on UBS shares	(6,000)	(4,200)
Issuance of debt designated at fair value and long-term debt measured at amortized cost	50,162	48,258
Repayment of debt designated at fair value and long-term debt measured at amortized cost	(43,322)	(35,671)
Net cash flows from other financing activities	(124)	(130)
Net activity related to group internal capital transactions and dividends	5,128	4,092
Net cash flow from / (used in) financing activities	11,363	1,929
Total cash flow
Cash and cash equivalents at the beginning of the year	53,412	65,040	63,608	57,895
Net cash flow from / (used in) operating, investing and financing activities	(9,724)	10,816
Effects of exchange rate differences on cash and cash equivalents	(472)	(3,671)
Cash and cash equivalents at the end of the period	53,412	65,040
UBS Switzerland AG | Reportable legal entities
Condensed Cash Flow Statements Captions [Line Items]
Net cash flow from / (used in) operating activities	699	6,134
Cash flow from / (used in) investing activities
Purchase of property, equipment and software	(142)	(145)
Disposal of property, equipment and software		0
Purchase of debt securities measured at amortized cost	(1,059)	(622)
Disposal and redemption of debt securities measured at amortized cost	1,421	313
Net cash flow from / (used in) investing activities	220	(454)
Cash flow from / (used in) financing activities
Net issuance (repayment) of short-term debt measured at amortized cost	4	(3)
Issuance of debt designated at fair value and long-term debt measured at amortized cost	479	550
Repayment of debt designated at fair value and long-term debt measured at amortized cost	(645)	(385)
Net cash flows from other financing activities	0
Net activity related to group internal capital transactions and dividends	(2,944)	(2,088)
Net cash flow from / (used in) financing activities	(3,106)	(1,926)
Total cash flow
Cash and cash equivalents at the beginning of the year	86,515	92,212	86,232	92,799
Net cash flow from / (used in) operating, investing and financing activities	(2,187)	3,755
Effects of exchange rate differences on cash and cash equivalents	2,470	(4,342)
Cash and cash equivalents at the end of the period	86,515	92,212
Other subsidiaries | Reportable legal entities
Condensed Cash Flow Statements Captions [Line Items]
Net cash flow from / (used in) operating activities	(2,755)	(3,121)
Cash flow from / (used in) investing activities
Disposal of subsidiaries, associates and intangible assets		880
Purchase of property, equipment and software	(307)	(275)
Disposal of property, equipment and software		0
Purchase of financial assets measured at fair value through other comprehensive income	(52)	(547)
Disposal and redemption of financial assets measured at fair value through other comprehensive income	60	794
Purchase of debt securities measured at amortized cost	(1,477)	(1,666)
Disposal and redemption of debt securities measured at amortized cost	2,097	1,440
Net cash flow from / (used in) investing activities	321	627
Cash flow from / (used in) financing activities
Net issuance (repayment) of short-term debt measured at amortized cost	32	(16)
Issuance of debt designated at fair value and long-term debt measured at amortized cost	500	48
Repayment of debt designated at fair value and long-term debt measured at amortized cost	(124)	(253)
Net cash flows from other financing activities	(118)	(211)
Net activity related to group internal capital transactions and dividends	(2,185)	(2,004)
Net cash flow from / (used in) financing activities	(1,895)	(2,436)
Total cash flow
Cash and cash equivalents at the beginning of the year	41,032	50,496	$ 45,359	$ 57,061
Net cash flow from / (used in) operating, investing and financing activities	(4,329)	(4,930)
Effects of exchange rate differences on cash and cash equivalents	2	(1,635)
Cash and cash equivalents at the end of the period	$ 41,032	$ 50,496